UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill REIT Management LLC
Address: 4400 MacArthur Blvd. Suite 740

         Newport Beach, CA  92660

13F File Number:  28-12287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Herold
Title:     Vice President
Phone:     949-975-0500

Signature, Place, and Date of Signing:

     /s/ John Herold     Newport Beach, CA/USA     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $118,906 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     1817    77600 SH       SOLE                    77600        0        0
AVALONBAY CMNTYS INC           COM              053484101     6930   114400 SH       SOLE                   114400        0        0
BRE PROPERTIES INC             CL A             05564E106     2375    84878 SH       SOLE                    84878        0        0
BROOKFIELD PPTYS CORP          COM              112900105     4649   601457 SH       SOLE                   601457        0        0
DCT INDUSTRIAL TRUST INC       COM              233153105      521   102882 SH       SOLE                   102882        0        0
DUKE REALTY CORP               COM NEW          264411505     5735   523242 SH       SOLE                   523242        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     3188    83108 SH       SOLE                    83108        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     3492   117116 SH       SOLE                   117116        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     2745   266000 SH       SOLE                   266000        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     4963    79952 SH       SOLE                    79952        0        0
FIRST INDUSTRIAL REALTY TRUS   COM              32054K103      272    36072 SH       SOLE                    36072        0        0
GENERAL GROWTH PPTYS INC       COM              370021107      614   475839 SH       SOLE                   475839        0        0
HIGHWOODS PPTYS INC            COM              431284108     5286   193200 SH       SOLE                   193200        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     1053   139100 SH       SOLE                   139100        0        0
KILROY RLTY CORP               COM              49427F108     1448    43274 SH       SOLE                    43274        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     6257   274057 SH       SOLE                   274057        0        0
MACK CALI RLTY CORP            COM              554489104     3670   149800 SH       SOLE                   149800        0        0
MARRIOTT INTL INC NEW          CL A             571903202     2140   110000 SH       SOLE                   110000        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     2729    95027 SH       SOLE                    95027        0        0
POST PPTYS INC                 COM              737464107     2494   151145 SH       SOLE                   151145        0        0
PROLOGIS                       SH BEN INT       743410102      625    45000 SH       SOLE                    45000        0        0
PUBLIC STORAGE                 COM              74460D109     3252    40900 SH       SOLE                    40900        0        0
REGENCY CTRS CORP              COM              758849103     7631   163400 SH       SOLE                   163400        0        0
SPDR TR                        UNIT SER 1       78462F103    21910   242800 SH       SOLE                   242800        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     1468    82000 SH       SOLE                    82000        0        0
TANGER FACTORY OUTLET CTRS I   COM              875465106     7001   186094 SH       SOLE                   186094        0        0
TAUBMAN CTRS INC               COM              876664103     3724   146277 SH       SOLE                   146277        0        0
UDR INC                        COM              902653104     2554   185183 SH       SOLE                   185183        0        0
VENTAS INC                     COM              92276F100     3891   115917 SH       SOLE                   115917        0        0
VORNADO RLTY TR                SH BEN INT       929042109     4472    74100 SH       SOLE                    74100        0        0